Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Current assets:
Cash and cash equivalents	$ 23,412	$ 48,544	$ 23,740
Marketable securities	37,256		8,964
Marketable securities-restricted	275	245	261
Accounts receivable	500	128	44
Interest receivable	341		114
Inventory	26
Prepaid expenses and other	935	338	197
Deferred financing costs, current	144	144	53
Assets of discontinued operations (including restricted cash)			6,441
Total current assets	62,889	49,399	39,814
Property and equipment, net	1,384	1,310	1,249
Purchased patents, net	740	912	1,142
Marketable securities-noncurrent	1,804
Other assets	55	55	78
Deferred financing costs, long-term	142	2,054	1,291
Assets of discontinued operations			3,435
Total assets	67,014	53,730	47,009
Current liabilities:
Accounts payable and accrued expenses	10,485	10,078	11,263
Accrued compensation	1,801	1,547	1,444
Deferred revenue	576	232
Interest payable	238	138
Secured notes payable, net	11,490	6,775
Current liabilities of discontinued operations			2,500
Total current liabilities	24,590	18,770	15,207
Deferred revenue, net of current portion	381	465
Secured notes payable, net of current portion and discount	14,116	22,711
Other non-current liabilities	1,558	1,399	861
Supplemental executive retirement plan	275	245	261
Warrant liability	1,463	697
Non-current liabilities of discontinued operations			75,000
Total liabilities	42,383	44,287	91,329
Stockholders' equity (deficit):
Series A convertible preferred stock, $0.001 par value-49,000,000, 49,625,000 and 65,000,000 shares authorized at December 31, 2010 and 2011 and September 30, 2012, respectively; 49,000,000, 49,000,000 and zero shares issued and outstanding at December 31, 2010 and 2011 and September 30, 2012, respectively; aggregate liquidation preference of $66,090, $69,520 and zero at December 31, 2010 and 2011 and September 30, 2012, respectively		49	49
Common stock, $0.001 par value-62,000,000, 62,625,000 and 130,000,000 shares authorized at December 31, 2010 and 2011 and September 30, 2012, respectively; 1,592,762, 1,662,321 and 24,466,049 shares issued and outstanding at December 31, 2010 and 2011 and September 30, 2012, respectively	24	2	2
Additional paid-in capital	97,378	49,362	49,415
Accumulated other comprehensive income (loss)	(29)	1
Accumulated deficit	(72,742)	(39,971)	(93,786)
Total stockholders' equity (deficit)	24,631	9,443	(44,320)
Total liabilities and stockholders' equity (deficit)	$ 67,014	$ 53,730	$ 47,009